Costs of Telecommunications Products Sold - Summary of Costs of Telecommunications Products Sold (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of products and services [Line Items]
Costs of telecommunications products sold	¥ 26,862	$ 4,117	¥ 26,412	¥ 27,604
Handsets and other telecommunication products [member]
Disclosure of products and services [Line Items]
Costs of telecommunications products sold	26,619		26,220	27,403
Others [member]
Disclosure of products and services [Line Items]
Costs of telecommunications products sold	¥ 243		¥ 192	¥ 201